Quarterly Results of Operations	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
17.	Quarterly Results of Operations

	Three Months Ended
	Unaudited
2016	December 31	September 30	June 30	March 31
	Restated
Interest income	$3,992,191	$3,856,566	$3,731,160	$3,771,580
Interest expense	368,885	340,099	322,540	314,596
Net interest income	3,623,306	3,516,467	3,408,620	3,456,984
Provision for loan losses	-	-	-	-
Net income	1,016,101	1,040,372	916,188	936,468
Earnings per share - basic and diluted	$0.61	$0.63	$0.56	$0.57

2015	December 31	September 30	June 30	March 31

Interest income	$3,728,982	$3,685,503	$3,671,377	$3,619,539
Interest expense	313,295	303,055	289,256	284,040
Net interest income	3,415,687	3,382,448	3,382,121	3,335,499
Provision for loan losses	(15,000)	-	-	15,000
Net income	1,081,074	1,236,261	1,022,579	928,308
Earnings per share - basic and diluted	$0.66	$0.75	$0.63	$0.57